Warrant Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Warrant Liabilities [Abstract]
Summary of assumptions used in connection with the valuation of warrants issued

	September 30, 2013	Initial Measurement June 25, 2013
Number of shares underlying the warrants	5,309,438	5,416,851
Exercise price	$1.65	$1.65
Volatility	142%	140%
Risk-free interest rate	1.39%	1.49%
Expected dividend yield	0	0
Expected warrant life (years)	4.74	5
Stock Price	$2.09	$0.96

Summary of fair value measurements using significant unobservable inputs (Level 3)
	Initial Measurement June 25, 2013	Decrease from Warrants Exercised in 2013	Increase in Fair Value	September 30, 2013
Warrant liability	$4,827,788	$(201,311)	$5,349,422	$9,975,899